Annual Report - Financial Statements
T. Rowe Price

Tax-Exempt
Money Fund

February 28, 2003

T. Rowe Price Tax-Exempt Money Fund
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Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

Tax-Exempt Money shares

                    Year
                   Ended
                 2/28/03     2/28/02     2/28/01     2/29/00     2/28/99
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NET ASSET VALUE

Beginning
of period      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment activities
         Net investment
  income (loss)    0.010        0.02      10.036       0.029       0.029

Distributions
         Net investment
        income    (0.010)     (0.021)     (0.036)     (0.029)     (0.029)

NET ASSET VALUE

End of period  $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
               -----------------------------------------------------------------

Ratios/Supplemental Data
Total return^
                    1.01%       2.12%       3.67%       2.94%       2.97%

Ratio of total expenses to
average net assets
                    0.52%       0.53%       0.53%       0.53%       0.52%

Ratio of net investment
income (loss) to average
net assets          1.01%       2.10%       3.61%              2.91%2.93%

Net assets,
end of period
(in thousands) $ 721,125   $ 724,084   $ 730,782   $ 669,615   $ 710,569
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^    Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.
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T. Rowe Price Tax-Exempt Money Fund
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February 28, 2003

Statement of Net Assets                                        Par      Value
--------------------------------------------------------------------------------
                                                                In thousands


ALABAMA  1.8%

Alabama, GO
  VRDN (Currently 1.16%)                   $         6,600      $         6,600

  5.50%, 10/1/03                                     1,000                1,024

Tuscaloosa County Board of Ed.,
  VRDN (Currently 1.10%)                             5,635                5,635

Total Alabama (Cost $13,259)                                             13,259


ALASKA  0.3%

Alaska HFC, 5.00%, 12/1/03                           1,960                2,016

Total Alaska (Cost $2,016)                                                2,016


ARIZONA  0.1%

Salt River Agricultural Improvement
& Power, 5.00%, 1/1/04                                 500                  516

Total Arizona (Cost $516)                                                   516


CALIFORNIA  0.6%

San Bernardino County, GO, TRAN
  2.50%, 7/1/03                                      2,000                2,005

  3.00%, 7/1/03                                      2,500                2,511

Total California (Cost $4,516)                                            4,516


COLORADO  4.4%

Colorado, GO, TRAN, 3.00%, 6/27/03                  20,000               20,086

Colorado HFA, Catholic Health Initiatives
  VRDN (Currently 1.20%)                             8,000                8,000

Denver City & County IDR, W. W. Grainger
  VRDN (Currently 1.25%)                             2,190                2,190

La Plata County PCR, BP Amoco,
  1.40%, 3/1/03                                      1,080                1,080

Total Colorado (Cost $31,356)                                            31,356

DISTRICT OF COLUMBIA  0.3%

District of Columbia, Smithsonian Institution
  VRDN (Currently 1.05%)                             2,160                2,160

Total District of Columbia (Cost $2,160)                                  2,160


FLORIDA  3.7%

Florida Board of Ed.
  GO, VRDN (Currently 1.14%) (FGIC Insured)$         3,400      $         3,400

  GO, VRDN (Currently 1.16%)                         3,680                3,680

  VRDN (Currently 1.16%)                             8,470                8,470

Jacksonville, GO, 3.00%, 10/1/03
  (FGIC Insured)                                     2,500                2,524

Jacksonville HFA, Genesis Rehabilitation Hosp.
  VRDN (Currently 1.15%)                             5,100                5,100

Orange County IDA, W. W. Grainger,
  VRDN (Currently 1.25%)                             1,185                1,185

Tampa Bay Water, VRDN (Currently 1.14%)
  (FGIC Insured)                                     2,000                2,000

Total Florida (Cost $26,359)                                             26,359


GEORGIA  3.1%

Atlanta  Water & Sewer
 VRDN (Currently 1.14%)
  (FGIC Insured)                                     4,995                4,995

  Atlanta Airport, BAN,
  2.25%, 10/30/03                                   15,000               15,022

  Georgia, GO
  6.00%, 10/1/03                                     1,000                1,027

  6.25%, 4/1/03                                        225                  226

  7.25%, 9/1/03                                      1,000                1,027

Total Georgia (Cost $22,297)                                             22,297


HAWAII  0.4%

Hawaii, VRDN (Currently 1.16%)
  (Prerefunded 8/29/01!)                             3,200                3,200

Total Hawaii (Cost $3,200)                                                3,200


ILLINOIS  10.4%

Chicago, GO, VRDN (Currently 1.05%)
  (MBIA Insured)                                     7,700                7,700

Cook County, GO, 5.75%, 11/15/03
  (FGIC Insured)                                       600                  617

Illinois
  GO, 5.00%, 8/1/03                                  1,500                1,523

  GO, RAN, 2.50%, 5/15/03                            1,200                1,203

  GO, RAN, 3.00%, 4/15/03                            3,200                3,208

  4.80%, 6/15/03                                       250                  253

  6.00%, 6/15/03                                     7,000                7,100

Illinois Dev. Fin. Auth., Palos Community Hosp.
  VRDN (Currently 1.20%)                   $        17,100      $        17,100

Illinois EFA
 Northwestern Univ., VRDN
  (Currently 1.10%)                                  5,200                5,200

Univ. of Chicago, 2.70%, 3/1/03                      5,000                5,023

 Illinois HFA
  Central Dupage Health, VRDN
  (Currently 1.20%)                                  1,300                1,300

 Herman M Finch, VRDN
  (Currently 1.15%)                                  4,000                4,000

 Little Co. of Mary Hosp.,
  VRDN (Currently 1.21%)                            16,710               16,710

 Metropolitan Pier and Exposition Auth.
  VRDN (Currently 1.20%)
  (MBIA Insured)                                     4,100                4,100

Total Illinois (Cost $75,037)                                            75,037


INDIANA  1.7%

Gary IDR, W. W. Grainger,
  VRDN (Currently 1.25%)                               730                  730

Indiana Dev. Fin. Auth., Indianapolis Museum of Art
  VRDN (Currently 1.10%)                             1,000                1,000

Indiana HFFA, Ascension Health,
  1.83%, 7/3/03                                     10,500               10,500

Total Indiana (Cost $12,230)                                             12,230


IOWA  0.2%

Iowa, RAN, 2.50%, 6/30/03                            1,400                1,407

Total Iowa (Cost $1,407)                                                  1,407


KANSAS  2.2%

Kansas Dev. Fin. Auth., VRDN (Currently 1.13%)
  (FHA Guaranteed)                                  11,000               11,000

Kansas DOT, VRDN (Currently 1.05%)                   5,005                5,005

Total Kansas (Cost $16,005)                                              16,005


KENTUCKY  0.6%

Breckinridge County
 Kentucky Assoc. of Counties Leasing Trust
  VRDN (Currently 1.14%)                             4,500                4,500

Total Kentucky (Cost $4,500)                                              4,500


LOUISIANA  1.0%

Louisiana, GO, VRDN (Currently 1.16%)
  (MBIA Insured)                           $         3,145      $         3,145

New Orleans Aviation Board
 VRDN (Currently 1.10%)
  (MBIA Insured)                                     1,620                1,620

Plaquemines Port, Harbor & Terminal, Chevron Corp.
  1.55%, 9/1/03                                      2,370                2,370

Total Louisiana (Cost $7,135)                                             7,135


MARYLAND  12.1%

Anne Arundel County, GO, TECP,
  1.35%, 3/10/03                                     4,000                4,000

Baltimore County, GO, VRDN
  (Currently 1.16%)                                  2,000                2,000

Baltimore County Mortgage, Multi-Family
 VRDN (Currently 1.10%)
  (GNMA Guaranteed)                                  2,862                2,862

Calvert County Economic Dev.
 Asbury Solomons Facility
  VRDN (Currently 1.10%)                             9,425                9,425

Carroll County, GO, 4.60%, 11/1/03                   1,895                1,935

Frederick County,
  GO, 2.00%, 11/1/03                                 1,105                1,110

Frederick County EFA, Hood College,
  VRDN (Currently 1.08%)                             3,260                3,260

Gaithersburg, Asbury Solomons Facility
 VRDN (Currently 1.10%)
  (MBIA Insured)                                     4,980                4,980

Howard County, GO,
  TECP, 1.05%, 4/8/03                                2,000                2,000

Maryland, GO, 4.30%, 7/15/03                         1,000                1,012

Maryland CDA, 1.20%, 12/18/03                       11,500               11,500

Maryland Economic Dev.
 American Urological Associates
  VRDN (Currently 1.05%)                             4,000                4,000

 The Associated Jewish Charities
  VRDN (Currently 1.05%)                             1,000                1,000

Maryland HHEFA
Carnegie Institution of Washington
  VRDN (Currently 1.05%)                             8,900                8,900

Catholic Health Initiatives
  VRDN (Currently 1.15%)                             9,300                9,300

Charlestown Community,
  VRDN (Currently 1.05%)                             1,200                1,200

Maryland Ind. Dev. Fin. Auth.
Calvert School,
  VRDN (Currently 1.05%)                             5,700                5,700

National Aquarium in Baltimore
VRDN (Currently 1.05%)                     $         2,000      $         2,000

Montgomery County, GO,
TECP, 1.05%, 4/14/03                                 7,300                7,300

Univ. of Maryland,
VRDN (Currently 1.05%)                               4,000                4,000

Total Maryland (Cost $87,484)                                            87,484


MICHIGAN  1.8%

Michigan Building Auth.
 GO, 6.25%, 10/1/03
  (AMBAC Insured)                                    1,020                1,048

  VRDN (Currently 1.05%)                             7,000                7,000

Michigan HDA, Multi-Family
 VRDN (Currently 1.05%)
  (MBIA Insured)                                     1,500                1,500

Michigan State Univ.,
  5.00%, 8/15/03                                     1,145                1,164

Univ. of Michigan, Medical Service Plan,
  VRDN (Currently 1.15%)                             2,590                2,590

Total Michigan (Cost $13,302)                                            13,302


MINNESOTA  0.2%

Minnesota, GO, 4.75%, 6/1/03                         1,350                1,362

Total Minnesota (Cost $1,362)                                             1,362


MISSISSIPPI  1.7%

Mississippi, GO
  VRDN (Currently 1.14%)                             6,165                6,165

  3.00%, 11/1/03                                       865                  873

  5.00%, 11/1/03                                     1,000                1,024

  6.25%, 12/1/03                                       700                  724

Mississippi Hosp. Equipment Fac. Auth.
North Mississippi Health Services
  VRDN (Currently 1.10%)                             2,200                2,200

Rankin County IDA, Siemens,
  VRDN (Currently 1.05%)                             1,600                1,600

Total Mississippi (Cost $12,586)                                         12,586


NEBRASKA  2.8%

Omaha Public Power Dist.,
  VRDN (Currently 1.16%)                            20,000               20,000

Total Nebraska (Cost $20,000)                                            20,000


NEVADA  1.2%

Clark County School Dist.
  VRDN (Currently 1.14%)
  (FGIC Insured)                           $         8,485      $         8,485

  Total Nevada (Cost $8,485)                                              8,485


NEW JERSEY  0.1%

New Jersey Transportation Trust Fund Auth.
  6.25%, 6/15/03
  (MBIA Insured)                                       750                  761

Total New Jersey (Cost $761)                                                761


NEW MEXICO  2.2%

New Mexico, GO, TRAN,
  3.00%, 6/30/03                                    15,000               15,067


New Mexico Highway Commission,
  4.75%, 6/15/03                                     1,000                1,009

Total New Mexico (Cost $16,076)                                          16,076


NEW YORK  2.0%

New York City Transitional Fin. Auth.,

  BAN, 2.50%, 11/6/03                               10,000               10,059

New York State Local Govt. Assistance
  VRDN (Currently 1.15%)
  (FSA Insured)                                      4,000                4,000

Total New York (Cost $14,059)                                            14,059


NORTH CAROLINA  3.5%

Charlotte, Charlotte Airport
  VRDN (Currently 1.20%)
  (MBIA Insured)                                     3,000                3,000

Mecklenburg County,
  GO, 4.50%, 4/1/03                                  1,000                1,003

North Carolina, GO
  VRDN (Currently 1.00%)                             6,700                6,700

  VRDN (Currently 1.05%)                             5,000                5,000

  VRDN (Currently 1.11%)                             3,995                3,995

  VRDN (Currently 1.13%)                             3,835                3,835

  4.50%, 3/1/03                                      1,800                1,800

Total North Carolina (Cost $25,333)                                      25,333


OHIO  1.1%

Ohio, GO, 5.25%, 5/1/03                    $           500      $           503

Ohio Turnpike, VRDN (Currently 1.16%)
  (FGIC Insured)                                     7,495                7,495

Total Ohio (Cost $7,998)                                                  7,998


OREGON  3.0%

Oregon, GO, TAN, 3.25%, 5/1/03                      13,025               13,052

Oregon Housing & Community Services Dept.
  Single Family, 1.50%, 9/25/03                      8,580                8,580

Total Oregon (Cost $21,632)                                              21,632


PENNSYLVANIA  0.6%

Philadelphia HHEFA, Jefferson Health,
  2.35%, 3/27/03                                     4,000                4,000

Total Pennsylvania (Cost $4,000)                                          4,000


SOUTH CAROLINA  1.8%

Greenville Hosp. Systems,
  4.90%, 5/1/03                                      1,000                1,005

Lexington & Richland Counties School Dist.,
  GO, 4.25%, 3/1/03                                    575                  575

South Carolina, GO, 3.00%, 1/1/04                    3,255                3,303

South Carolina Housing Fin. & Dev. Auth.
  1.57%, 10/1/03
  (AMBAC Insured)                                    1,350                1,350

Spartanburg County, Siemens Energy,
  VRDN (Currently 1.05%)                             6,400                6,400

Total South Carolina (Cost $12,633)                                      12,633


SOUTH DAKOTA  3.0%

South Dakota HEFA
Avera Health, VRDN (Currently 1.20%)
  (MBIA Insured)                                     6,980                6,980

Sioux Valley Hosp.,
  VRDN (Currently 1.20%)                            14,745               14,745

Total South Dakota (Cost $21,725)                                        21,725


TENNESSEE  6.5%

Metropolitan Nashville & Davidson County
  GO, VRDN (Currently 1.16%)
  (FGIC Insured)                                     9,665                9,665

  GO, 5.125%, 11/15/03                     $         2,315      $         2,369


  Vanderbilt Univ., 1.15%, 1/15/04                   4,500                4,500

Montgomery County Public Building Auth., GO
  VRDN (Currently 1.15%)                             1,800                1,800

Shelby County, GO
  VRDN (Currently 1.10%)                            19,000               19,000

  TECP, 1.07%, 4/8/03                                9,600                9,600

Total Tennessee (Cost $46,934)                                           46,934


TEXAS  13.0%

Dallas Community College Dist.,
  VRDN (Currently 1.10%)                             7,200                7,200

Dallas Fort Worth Int'l. Airport Fac. Improvement, Bombardier
  VRDN (Currently 1.15%)                             3,040                3,040

Fort Worth Water & Sewer,
  VRDN (Currently 1.16%)                             6,965                6,965

Gulf Coast Waste Disposal Auth.,
  BP Amoco, 1.40%, 3/1/03                            2,800                2,800

Harris County, GO
 Toll Roads,
  VRDN (Currently 1.05%)                            17,700               17,700

Harris County Flood Control Dist.,
  GO, 3.00%, 10/1/03                                 1,500                1,513

Harris County Health Fac.
 Methodist Hospital,
  VRDN (Currently 1.20%)                             3,300                3,300

Texas Childrens Hosp.
  VRDN (Currently 1.20%)
  (MBIA Insured)                                     4,100                4,100

Texas, GO, TRAN, 2.75%, 8/29/03                     30,000               30,163

Texas Water Dev. Board,
  VRDN (Currently 1.16%)                             7,650                7,650

Univ. of Texas,
  VRDN (Currently 1.16%)                             9,135                9,135

Total Texas (Cost $93,566)                                               93,566


UTAH  3.9%

Intermountain Power Agency
  VRDN (Currently 1.16%)
  (MBIA Insured)                                     5,000                5,000

  1.25%, 6/2/03
  (AMBAC Insured)                                   14,440               14,440

Salt Lake City PCR, BP Amco,
  1.40%, 4/1/03                                      4,715                4,715

Utah County Hosp., IHC Health Services,
  3.00%, 5/15/03                                     4,000                4,009

Total Utah (Cost $28,164)                                                28,164


VERMONT  0.9%

Vermont Ed. & Health Buildings Fin. Agency,
 Middlebury College
  1.95%, 5/1/03                            $         6,800      $         6,800

Total Vermont (Cost $6,800)                                               6,800


VIRGINIA  3.3%

Fairfax County, GO,
  VRDN (Currently 1.10%)                             2,395                2,395

Loudoun County IDA, Howard Hughes Medical Institute
  VRDN (Currently 1.05%)                             5,000                5,000

Norfolk, GO, 4.80%, 6/1/03                           1,000                1,009

Roanoke IDA, Carilion Health Systems,
  VRDN (Currently 1.20%)                             2,500                2,500

Virginia, GO
  VRDN (Currently 1.16%)                             3,000                3,000

  4.70%, 12/1/03                                       100                  102

Virginia Public School Auth., GO
  VRDN (Currently 1.14%)                             4,420                4,420

  VRDN (Currently 1.16%)                             4,995                4,995

Total Virginia (Cost $23,421)                                            23,421


WASHINGTON  3.4%

Washington, GO, VRDN
  (Currently 1.16%)                                  1,400                1,400

Washington HFA, Catholic Health Initiatives
  VRDN (Currently 1.20%)                             8,000                8,000

Washington Public Power Supply
 VRDN (Currently 1.16%)
  (MBIA Insured)                                     4,995                4,995

 VRDN (Currently 1.20%)
  (MBIA Insured)                                     9,390                9,390

  5.00%, 7/1/03                                        445                  451

Total Washington (Cost $24,236)                                          24,236


WISCONSIN  0.1%

Wisconsin, GO, 5.80%,
  5/1/04 (Prerefunded 5/1/03!)                       1,000                1,007

Total Wisconsin (Cost $1,007)                                             1,007

Total Investments in Securities
99.0% of Net Assets (Cost $713,557)                             $       713,557


Other Assets Less Liabilities                                             7,568

NET ASSETS                                                      $       721,125

Net Assets Consist of:
Undistributed net investment
income (loss)                                                   $           207

Paid-in-capital applicable
to 720,929,999 shares of
$0.01 par value capital
stock outstanding;
5,000,000,000 shares
authorized                                                              720,918

NET ASSETS                                                      $       721,125

NET ASSET VALUE PER SHARE                                       $          1.00

    !   Used in determining portfolio maturity

AMBAC   AMBAC Assurance Corp.

  BAN   Bond Anticipation Note

  CDA   Community Development Administration

  DOT   Department of Transportation

  EFA   Educational Facility Authority

 FGIC   Financial Guaranty Insurance Company

  FHA   Federal Housing Authority

  FSA   Financial Security Assurance Inc.

 GNMA   Government National Mortgage Association

   GO   General Obligation

  HDA   Housing Development Authority

 HEFA   Health & Educational Facility Authority

  HFA   Health Facility Authority

  HFC   Housing Finance Corp.

 HFFA   Health Facility Financing Authority

HHEFA   Health & Higher Educational Facility Authority

  IDA   Industrial Development Authority/Agency

  IDR   Industrial Development Revenue

 MBIA   MBIA Insurance Corp.

  PCR   Pollution Control Revenue

  RAN   Revenue Anticipation Note

  TAN   Tax Anticipation Note

 TECP   Tax-Exempt Commercial Paper

 TRAN   Tax Revenue Anticipation Note

  VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.
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T. Rowe Price Tax-Exempt Money Fund
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Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/03
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Investment Income (Loss)

Interest income                                            $   11,111

Expenses
  Investment management                                         3,048

  Shareholder servicing
     Tax-Exempt Money shares                                      411

     Tax-Exempt Money-PLUS Class shares                             8

  Custody and accounting                                          141

  Registration                                                     67

  Prospectus and shareholder reports
     Tax-Exempt Money shares                                       39

     Tax-Exempt Money-PLUS Class shares                             4

  Legal and audit                                                  20

  Directors                                                         9

  Proxy and annual meeting                                          5

  Miscellaneous                                                    29

  Total expenses                                                3,781

  Expenses paid indirectly                                         (4)

  Net expenses                                                  3,777

Net investment income (loss)                                    7,334

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
on securities                                                      37

Change in net unrealized
gain (loss) on securities                                           3

Net realized and unrealized gain (loss)                            40

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                     $    7,374
                                                           ----------



The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Exempt Money Fund
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Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   2/28/03              2/28/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         7,334      $        15,937

  Net realized gain (loss)                              37                   63

  Change in net unrealized
  gain (loss)                                            3                 --

  Increase (decrease) in net
  assets from operations                             7,374               16,000

Distributions to shareholders
  Net investment income
     Tax-Exempt Money shares                        (7,252)             (15,394)
     Tax-Exempt Money-PLUS Class shares               --
                                                                           (543)
  Decrease in net assets
  from distributions                                (7,252)             (15,937)

Capital share transactions *

  Shares sold
     Tax-Exempt Money shares                       449,324              489,094

     Tax-Exempt Money-PLUS
     Class shares                                   26,073               50,228

  Distributions reinvested
     Tax-Exempt Money shares                         6,706               14,709

     Tax-Exempt Money-PLUS
     Class shares                                      257                  543

  Shares redeemed
     Tax-Exempt Money shares                      (494,611)            (510,562)

     Tax-Exempt Money-PLUS
     Class shares                                  (19,945)             (43,475)

Shares transferred in connection with
PLUS Class closure
     Tax-Exempt Money shares                        35,496                 --

     Tax-Exempt Money-PLUS
     Class shares                                  (35,496)                --

  Increase (decrease) in net assets from
  capital share transactions                       (32,196)                 537

Net Assets
Increase (decrease) during period                  (32,074)                 600

Beginning of period                                753,199              752,599

End of period                              $       721,125      $       753,199
                                           ---------------      ---------------




*    Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
                                                         February 28, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes. The fund commenced operations on April 8, 1981.

     From November 1, 1998 through November 25, 2002, the fund offered a second class of shares. The T. Rowe Price Tax-Exempt Money Fund-PLUS Class (PLUS Class) provided expanded shareholder services, the cost of which was borne by its shareholders. Each class had exclusive voting rights on matters related solely to that class, separate voting rights on matters which related to both classes, and, in all other respects, the same rights and obligations as the other class. On November 25, 2002, all outstanding shares of the PLUS Class were transferred into the Tax-Exempt Money Fund class at their value on that date, and the PLUS Class was closed. The transfer was nontaxable to investors.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $4,000 for the year ended February 28, 2003.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     Distributions during the year ended February 28, 2003 totaled $7,252,000 and were characterized as tax-exempt income for tax purposes. At February 28, 2003, the tax-basis components of net assets were as follows:
     ---------------------------------------------------------------------------

     Undistributed tax-exempt income                      $   207,000

     Paid-in capital                                       720,918,000

     Net assets                                           $721,125,000
     ---------------------------------------------------------------------------

     For the year ended February 28, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.
     ---------------------------------------------------------------------------

     Undistributed net investment income                   $  (58,000)

     Undistributed net realized gain                          (37,000)

     Paid-in-capital                                           95,000
     ---------------------------------------------------------------------------

     At February 28, 2003, the cost of investments for federal income tax purposes was $713,557,000.


NOTE 3 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At February 28, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $232,000.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $385,000 for the year ended February 28, 2003, of which $39,000 was payable at period-end.


T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Tax-Exempt Money Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Exempt Money Fund, Inc. (the "Fund") at February 28, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2003


T. Rowe Price Tax-Exempt Money Fund

--------------------------------------------------------------------------------
Tax Information (Unaudited) for the Tax Year Ended 2/28/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included:

     o    $18,000 from short-term capital gains,

     o $23,000 from long-term capital gains, subject to the 20% rate gains category,

     o    $7,490,000 which qualified as exempt-interest dividends.


T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

     Investment Services and Information

          KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

               In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet.
          Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


     INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

          Shareholder Reports. Manager reviews of their strategies and results.

          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund results.

          Insights. Educational reports on investment strategies and markets.

          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

     T. Rowe Price Retirement Services

          T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

          PLANNING TOOLS AND SERVICES

          T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

          IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

          Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

          INVESTMENT VEHICLES

          Individual Retirement Accounts (IRAs)
          No-Load Variable Annuities
          Small Business Retirement Plans

          * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Web Services
--------------------------------------------------------------------------------

     www.troweprice.com

     ACCOUNT INFORMATION

     Account Access allows you to access, in a secure environment, all of your
     T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure
     T. Rowe Price Account Access site.

     FINANCIAL TOOLS AND CALCULATORS

     College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

     Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     INVESTMENT TRACKING AND INFORMATION

     My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.


T. Rowe Price College Planning
--------------------------------------------------------------------------------

     College Planning

          With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

          T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

          We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

          Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

          College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

          College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010

BLENDED ASSET FUNDS (continued)
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International
Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price, Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc. 100 East Pratt Street
Baltimore, MD 21202
         F52-050  2/28/03